INVESTMENTS AND FAIR VALUE (Narrative) (Details)	12 Months Ended			1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended											12 Months Ended	1 Months Ended											12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2014 GAGFAH [Member] USD ($)	Dec. 31, 2013 GAGFAH [Member] USD ($)	Jul. 31, 2013 GAGFAH [Member] USD ($)	Sep. 30, 2014 GAGFAH [Member] USD ($)	Mar. 31, 2014 GAGFAH [Member] USD ($)	Dec. 31, 2013 GAGFAH [Member] USD ($)	Jun. 30, 2013 GAGFAH [Member] USD ($)	Sep. 30, 2013 GAGFAH [Member] USD ($)	Dec. 31, 2014 Newcastle, New Residential, New Media and New Senior [Member]	Aug. 31, 2014 Newcastle [Member] USD ($)	Jan. 31, 2014 Newcastle [Member] USD ($)	Nov. 30, 2013 Newcastle [Member] USD ($)	Jun. 30, 2013 Newcastle [Member] USD ($)	Feb. 28, 2013 Newcastle [Member] USD ($)	Jan. 31, 2013 Newcastle [Member] USD ($)	Jul. 31, 2012 Newcastle [Member] USD ($)	May 31, 2012 Newcastle [Member] USD ($)	Apr. 30, 2012 Newcastle [Member] USD ($)	Sep. 30, 2011 Newcastle [Member] USD ($)	Mar. 31, 2011 Newcastle [Member] USD ($)	Dec. 31, 2012 Newcastle [Member] USD ($)	Apr. 30, 2014 New Residential [Member] USD ($)	Jan. 31, 2014 New Residential [Member] USD ($)	Feb. 28, 2013 New Residential [Member] USD ($)	Jan. 31, 2013 New Residential [Member] USD ($)	Jul. 31, 2012 New Residential [Member] USD ($)	May 31, 2012 New Residential [Member] USD ($)	Apr. 30, 2012 New Residential [Member] USD ($)	Sep. 30, 2011 New Residential [Member] USD ($)	Mar. 31, 2011 New Residential [Member] USD ($)	Sep. 30, 2014 New Media [Member] USD ($)	May 31, 2013 Eurocastle [Member] EUR (€)	Dec. 31, 2014 Eurocastle [Member]	Jan. 31, 2015 Subsequent event [Member] New Residential [Member] USD ($)	Jan. 31, 2015 Subsequent event [Member] New Media [Member] USD ($)
Investment [Line Items]
Percentage of equity method investments in a fund with a single investment which focuses on the U.S. rail transportation and real estate sectors	26.00%
Sale of stock, number of shares issued in transaction				4,190,761	641,465	862,383
Gain on sale of investments				$ 44,700,000	$ 5,400,000	$ 5,500,000
Equity Method Investment Fair Value Adjustment	(1,812,000)	(18,513,000)						41,000,000		6,200,000	4,700,000
(Gains) losses	11,757,000	(53,933,000)	(48,921,000)	(3,700,000)			700,000		(700,000)
Tandem Options held by Employees														300,000										500,000		1,100,000											300,000	100,000
Fair Value of Options at Grant Date													360,000	1,500,000	1,249,000	795,000	784,000	1,685,000	777,000	715,000	525,000	525,000	657,000	8,100,000	1,604,000	2,600,000	4,583,000	9,845,000	4,538,000	4,160,000	3,070,000	3,055,000	3,843,000	2,963,000	4,807,000		300,000	600,000
Exercisable period												30 months
Term												10 years																								10 years
Notional amount	$ 362,500,000